PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

8.PROPERTY, PLANT AND EQUIPMENT

	For the Year ended December 31, 2025
						Furniture				Bécancour Battery
						and other IT	Mining		Mine under	Material Plant	Other assets
	Land	Buildings		Equipment		equipment	infrastructure	Rolling stock	construction [1]	under construction [1]	under construction [1]	Total
	$	$		$		$	$	$	$	$	$	$
COST
January 1, 2025	2,455	2,028		27,547		235	—	350	62,479	1,175	1,615	97,884
Additions, net of grants	—	169		(1,100)	[3]	—	115	49	13,541	44	1,884	14,702
Transfers	—	—		1,151		—	1,363	—	—	—	(2,514)	—
Write-Off/Disposals	—	(217)	[2]	(6,352)	[2]	—	—	—	—	—	(143)	(6,712)
December 31, 2025	2,455	1,980		21,246		235	1,478	399	76,020	1,219	842	105,874
ACCUMULATED DEPRECIATION
January 1, 2025	—	644		19,097		170	—	307	—	—	—	20,218
Depreciation	—	105		6,638		9	20	25	—	—	—	6,797
Write-Off/Disposals	—	(215)		(6,352)		—	—	—	—	—	—	(6,567)
December 31, 2025	—	534		19,383		179	20	332	—	—	—	20,448
Net book value as at December 31, 2025	2,455	1,446		1,863		56	1,458	67	76,020	1,219	842	85,426

	For the year ended December 31, 2024
				Furniture				Bécancour Battery
				and other IT	Mining		Mine under	Material Plant	Other assets
	Land	Buildings	Equipment	equipment	infrastructure	Rolling stock	construction [1]	under construction [1]	under construction [1]	Total
	$	$	$	$	$	$	$	$	$	$
COST
January 1, 2024	2,455	3,438	25,350	235	—	128	48,477	—	710	80,793
Additions, net of grants	—	—	43	—	—	—	14,002	1,175	3,059	18,279
Transfers	—	—	2,154	—	—	—	—	—	(2,154)	—
Transfer of Right-of-use assets	—	—	—	—	—	230	—	—	—	230
Write-Off/Disposals	—	(1,410)	—	—	—	(8)	—	—	—	(1,418)
December 31, 2024	2,455	2,028	27,547	235	—	350	62,479	1,175	1,615	97,884
ACCUMULATED DEPRECIATION
January 1, 2024	—	779	10,723	134	—	61	—	—	—	11,697
Depreciation	—	177	8,374	36	—	24	—	—	—	8,611
Transfer of Right-of-use assets	—	—	—	—	—	230	—	—	—	230
Write-Off/Disposals	—	(312)	—	—	—	(8)	—	—	—	(320)
December 31, 2024	—	644	19,097	170	—	307	—	—	—	20,218
Net book value as at December 31, 2024	2,455	1,384	8,450	65	—	43	62,479	1,175	1,615	77,666

[1]	Assets under construction are not being depreciated as they are not in the condition necessary to be capable of being operated in the manner intended by management.
[2]

In 2025, the Company substantially completed the decommissioning of the Phase-1 Purification Demonstration Plant. As a result, associated equipments and leasehold building improvements were written off. There was no impact on the statement of loss and comprehensive loss, since these assets had already been fully depreciated.

[3]

During the third quarter of 2025, the Company received confirmation of milestone activities and deliverables that provided reasonable assurance of eligibility for the associated grants, in accordance with IAS 20. Accordingly, the portion of the grant attributable to the coating equipment was recognized as a reduction in the carrying amount of the related asset, which explains the negative amount reported under the “Additions, net of grants” line in the Equipment asset category.

The amount of borrowing costs included in Mine under construction for the year ended December 31, 2025 is $2,122 ($2,079 for the year ended December 31, 2024). The rate used to determine the amount of borrowing costs to be capitalized is the weighted average interest rate applicable to the entity’s general borrowings during the year ended December 31, 2025.

In August 2024, the Company exercised its buyback option to repurchase 1% of the 3% net smelter royalty (“NSR”) initially issued to Pallinghurst Graphite International Limited on August 28, 2020, for a total amount of $1,869. The NSR applies to both first transformation proceeds of the Matawinie Mine and second transformation proceeds less allowable deductions of the Battery Material Plant. Based on the anticipated NSR payments over the project lifespan, the Company split its buyback consideration of $1,869 by allocating $963 to the "Mine under construction" asset category and $906 to the "Bécancour Battery Material Plant under construction" asset category. Additionally, the Matawinie Property was also subject to a 0.2% NSR agreement, initially contracted in 2014, and transferred to Pallinghurst Bond Limited in 2023, which the Company decided to exercise its buyback option for a consideration of $200. The buyback consideration was recorded under the "Mine under construction” asset category as the royalty was only related to the Matawinie Mine proceeds.

The Company granted a hypothec to Pallinghurst Graphite International Limited on the Matawinie Mining Property, including the related mining claims, to secure the Company’s obligations under the remaining 2% NSR agreement.

In August 2024, the Company demolished several cottages within the mine site impact radius (as identified in the Environmental and Social Impact Assessment) that had been purchased in 2018-2019. The demolition resulted in a write-off of $1,098 in the consolidated statements of loss and comprehensive loss.